Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets
Loans and advances	$ 2,222	$ 1,837	$ 2,107
Other non-current financial assets related to operational activities	1,761	250	312
Other	330	301	378
TOTAL	4,313	2,388	2,797
Gross value/Cost
Other non-current assets
Loans and advances	2,516	2,092	2,364
Other non-current financial assets related to operational activities	1,761	250	312
Other	330	301	378
TOTAL	4,607	2,643	3,054
Valuation allowance
Other non-current assets
Loans and advances	(294)	(255)	(257)
TOTAL	$ (294)	$ (255)	$ (257)